Note 21 - Subsequent Events (Details) (USD $)	1 Months Ended			12 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended				0 Months Ended
	Jul. 31, 2013	Jun. 30, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jan. 27, 2014 Subsequent Event [Member] Scenario, Forecast [Member] Series B Preferred Stock [Member]	Mar. 11, 2014 Subsequent Event [Member] Scenario, Forecast [Member]	Jan. 31, 2014 Subsequent Event [Member] Two Ultramax Fuel Efficient Drybulk Carriers [Member] First Installment [Member]	Feb. 28, 2014 Subsequent Event [Member] MV Million Trader [Member]	Jan. 27, 2014 Subsequent Event [Member] A Fund Managed by Tennenbaum Capital Partners, LLC [Member] Series B Preferred Stock [Member]	Jan. 27, 2014 Subsequent Event [Member] Preferred Friends Investment Company Inc [Member] Series B Preferred Stock [Member]	Mar. 11, 2014 Subsequent Event [Member]	Feb. 02, 2014 Subsequent Event [Member]
Note 21 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)							11,200,000			25,000	5,700
Proceeds from Issuance of Convertible Preferred Stock						$ 29,000,000
Payments to Acquire Machinery and Equipment								5,440,000
Debt Instrument, Face Amount													8,000,000
Debt Instrument, Term													3 years
Debt Instrument, Periodic Payment													375,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													3,500,000
Payments to Acquire Other Productive Assets									20,500,000
Sale of Stock, Price Per Share (in Dollars per share)							$ 1.3435
Proceeds from Issuance of Private Placement							14,400,000
Proceeds from Sale of Property, Plant, and Equipment				7,322,818	4,250,843							1,000,000
Gain (Loss) on Disposition of Property Plant Equipment	$ 1,256,659	$ (3,191,678)	$ (8,568,234)	$ (1,935,019)	$ (8,568,234)							$ 5,000,000